Voya Index Solution Income Portfolio Expense Example - Class Z Shares [Member] - Voya Index Solution Income Portfolio - Class Z	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	209
Expense Example, with Redemption, 10 Years	$ 505